Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net revenues	¥ 2,610,240	$ 373,259	¥ 2,600,982	¥ 3,294,696
Operating cost and expenses
Other Compensations	(718,098)	(102,687)	(786,928)	(801,293)
Selling expenses	242,808	34,721	269,038	485,778
General and administrative expenses	305,590	43,699	296,751	275,727
Other operating expenses	62,872		93,210	112,506
Total operating cost and expenses	1,833,576	262,199	1,967,093	2,196,781
Loss from operations	776,664	111,060	633,889	1,097,915
Other income (expenses):
Contingent litigation expenses, net	(50,182)	(7,176)	14,000
Reversal of settlement expenses	956	137	12,454
Other income	(30,814)	(4,406)	1,359	10,892
Total other income	79,761	11,406	233,716	111,332
Income before taxes and income from equity in affiliates, subsidiaries and VIEs	856,425	122,466	867,605	1,209,247
Income tax expenses	(297,811)	(42,586)	(268,591)	(262,360)
Income (loss) from equity	(1,395)	(199)	(112,010)	54,128
Net income attributable to Noah Holdings Limited shareholders	558,857	79,915	475,445	1,009,494
Parent company
Operating cost and expenses
Other Compensations	2,062	295	3,080	2,157
Selling expenses	541	77	1,457	82
General and administrative expenses	10,657	1,524	15,395	7,314
Other operating expenses	10,527	1,505	12,755	19,877
Total operating cost and expenses	23,787	3,401	32,687	29,430
Loss from operations	(23,787)	(3,401)	(32,687)	(29,430)
Other income (expenses):
Interest income	16,678	2,385	16,379	34,002
Interest expense			(4,966)
Contingent litigation expenses, net	216,996	31,030
Reversal of settlement expenses	956	137	12,454
Other income	14,942	2,137	13,290	4,267
Total other income	249,572	35,689	37,157	38,269
Income before taxes and income from equity in affiliates, subsidiaries and VIEs	225,785	32,288	4,470	8,839
Income tax expenses	(40,830)	(5,839)	(21,841)	(20,421)
Net income attributable to Noah Holdings Limited shareholders	558,857	79,915	475,445	1,009,494
Parent company | Subsidiaries and VIEs
Other income (expenses):
Income (loss) from equity	305,733	43,718	515,547	1,014,843
Parent company | Affiliates
Other income (expenses):
Income (loss) from equity	¥ 68,169	$ 9,748	¥ (22,731)	¥ 6,233